Other assets, net (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Current portion [Abstract]
Advances to suppliers (different from CAPEX and inventories)		$ 11,836,747	$ 10,909,652
Prepaid insurance		1,253,738	1,544,998
Frequency usage licenses to be amortized		795,829	595,861
Other		496,769	373,884
Other current assets		14,383,083	13,424,395		$ 801
Non-current portion [Abstract]
Recoverable taxes		24,102,461	19,489,256
Prepayments for the use of fiber optics		1,887,279	2,920,851
Judicial deposits	[1]	17,238,060	15,021,270
Prepaid expenses		14,584,953	10,775,412
Total		57,812,753	48,206,789
Amortization expense for other assets		$ 474,663	$ 566,236	$ 848,569

[1]	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies in Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).